OTHER BORROWINGS	12 Months Ended
Dec. 31, 2015
OTHER BORROWINGS [Abstract]
OTHER BORROWINGS

NOTE 9 – OTHER BORROWINGS

A summary of other borrowings at December 31 follows:

	2015	2014
	(In thousands)
Advances from the FHLB	$11,949	$12,464
Other	5	6
Total	$11,954	$12,470

Advances from the FHLB are secured by unencumbered qualifying mortgage and home equity loans with a market value equal to at least 135% to 174%, respectively, of outstanding advances. Advances are also secured by FHLB stock that we own, which totaled $7.8 million at December 31, 2015. Unused borrowing capacity with the FHLB (subject to the FHLB’s credit requirements and policies) was $179.6 million at December 31, 2015. Interest expense on advances amounted to $0.8 million, $0.9 million and $1.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. No FHLB advances were terminated during 2015, 2014 or 2013.

As a member of the FHLB, we must own FHLB stock equal to the greater of 1.0% of the unpaid principal balance of residential mortgage loans or 5.0% of our outstanding advances. At December 31, 2015, we were in compliance with the FHLB stock ownership requirements.

The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:

	2015		2014
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2016	$2,089	6.55%	$2,205	6.55%
2017	1,258	7.04	1,320	7.04
2018	5,437	5.99	5,671	5.99
2019	—		—
2020	3,165	7.49	3,268	7.49
Total advances	$11,949	6.59%	$12,464	6.59%

A summary of contractually required repayments of FHLB Advances at December 31, 2015, follows:

(In thousands)
2016	$2,521
2017	1,587
2018	5,042
2019	143
2020	2,656
Total	$11,949

We had no borrowings outstanding with the FRB during the years ended or at December 31, 2015, 2014 or 2013. We had unused borrowing capacity with the FRB (subject to the FRB’s credit requirements and policies) of $307.7 million at December 31, 2015. Collateral for FRB borrowings are certain commercial loans.

Assets, consisting of FHLB stock and loans, pledged to secure other borrowings and unused borrowing capacity totaled $781.8 million at December 31, 2015.